Tax on Bank Accounts Debits And Credits - Additional Information (Detail)		12 Months Ended			20 Months Ended
	Nov. 24, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Statement [LineItems]
General tax rate for credits and debits	1.20%	0.60%	0.60%	0.60%
Percentage of other taxes applied on amounts credited and debited as payment		33.00%
Percentage of credits included in comprehensive income		67.00%
Percentage of debits included in comprehensive income		67.00%
Percentage of amount levied on credits payment to be taken into account for income tax calculation				0.20%
Percentage of credits included in profit or loss				0.40%
Percentage of debits included in profit or loss				0.60%
Law No. 27,432 [member]
Statement [LineItems]
Percentage of banking tax to be reduced		20.00%	20.00%
Decree 409/2018 [member]
Statement [LineItems]
Percentage of bank credits and debits for income tax payment					33.00%